Acquisitions and Other Significant Transactions (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Nov. 14, 2025 $ / shares	May 22, 2025 $ / shares	Mar. 28, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 10, 2024 USD ($) shares	Jun. 10, 2024 $ / shares
Disclosure of detailed information about business combination [line items]
Fair value of consideration	$ 34,534,531
Par value per share (in Pesos per share) | $ / shares		$ 1	$ 0.1
Cash payment				$ 750,000
Working capital loan	$ 227,154,007				$ 234,510,751
Percentage of customer revenues	15.00%
Pro Farm Group Inc [Member]
Disclosure of detailed information about business combination [line items]
Revenue of the combined entity	$ 339,800,000
Profit or loss of the combined entity	157,400,000
Natal Agro S. R. L. [Member]
Disclosure of detailed information about business combination [line items]
Number of shares acquired (in Shares) | shares						116,225
Par value per share (in Pesos per share) | $ / shares							$ 10
Percentage of equity and voting interest acquired						51.00%
Cash payment						$ 220,000
Working capital loan	3,000,000
Bioceres Group Limited [Member]
Disclosure of detailed information about business combination [line items]
Fair value of consideration	$ 19,939,162